Restatement of comparatives	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Restatement of comparatives
Note 3. Restatement of comparatives
Correction of error
During the December 2022 review, the calculation of the EVT-801 asset and its contingent consideration was found to contain errors as discounting for the time value of money was not taken into account on initial recognition.
The contractual payments in relation to the milestones gave rise to a financial liability at acquisition. The cost of the intangible asset should comprise the initial payment plus an amount reflecting the fair value of the other contingent payments determined using a probability–weighted estimation. These values should be discounted to reflect the time value of money at the time of acquisition in April 2021. Management have utilised an Incremental Borrowing Rate of 6% to discount the future cash flows. The Incremental Borrowing Rate reflects the assumed credit rating of the Company.
The error resulted in a material overstatement of the EVT-801 asset and a corresponding overstatement of the liability at acquisition. The impact of this error is noted below with the restated balances disclosed in note 10,14 and 16:

	30 June 2022	Increase/ (decrease)	30 June 2022 Restated
Intangibles - licensing agreement EVT-801	10,857,763	(1,044,401)	9,813,362
Less Accumulated amortisation	(1,049,555)	133,641	(915,914)
	9,808,208	(910,760)	8,897,448

Current contingent consideration EVT-801	(758,840)	—	(758,840)
Non-Current contingent consideration EVT-801	(7,588,405)	546,996	(7,041,409)
	(8,347,245)	546,996	(7,800,249)

Net Assets	18,638,287	(363,764)	18,274,523
Accumulated losses	(68,253,627)	(363,764)	(68,617,391)
Total equity	18,638,287	(363,764)	18,274,523

Consolidated statement of profit and loss	31 December 2021	(Increase)/ Decrease	31 December 2021 Restated
Research and development expense (Amortisation)	(11,029,851)	41,776	(10,988,075)
General and administrative expense (interest and foreign exchange impact)	(2,261,366)	(221,216)	(2,482,582)
Loss before tax	(13,338,382)	(179,440)	(13,517,822)
Income tax benefit	315,974	—	315,974
Loss after tax	(13,022,408)	(179,440)	(13,201,848)

Impact on basic and diluted earnings per share increase/(decrease) in earning per share	Cents	Cents	Cents
Basic loss for the year attributable to equity holders	(9.864)	(0.136)	(10.000)
Diluted loss for the year attributable to equity holders	(9.864)	(0.136)	(10.000)